Shareholder Report, Holdings (Details) - C000000110 [Member]	Nov. 30, 2025
Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.30%
TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
OREGON
Holdings [Line Items]
Percent of Net Asset Value	2.10%
OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.20%
NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INDIANA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
COLORADO
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%